Other Income /(Expense), net	12 Months Ended
Dec. 31, 2018
OTHER INCOME /(EXPENSE), NET [Abstract]
Other Income /(Expense), net

6.	OTHER INCOME /(EXPENSE), NET

The following table summarizes the Sohu Group’s other income /(expense) (in thousands):

	Year Ended December 31,
	2016	2017	2018
Gain from the changes in fair value of financial instruments (1)	13,133	6,665	40,054
Investment income /(expense) (2)	(1,908)	(2,051)	14,565
Government grant	2,112	2,166	5,460
Donations (3)	(27,982)	(218)	(70)
Write-off of unpaid long-term accounts payable	0	2,031	0
Impairment loss on available-for-sale equity securities (4)	0	(5,754)	0
Others	3,932	3,819	4,158

	$(10,713)	$6,658	$64,167

Note (1): The increase for 2018 compared to 2017 mainly consisted of $33.4 million in income earned from investments in financial instruments.

Note (2): The increase for 2018 compared to 2017 mainly consisted of $17.8 million in investment income recognized in the third quarter of 2018 by Sogou due to the observable change in the price of Zhihu Technology Limited (“Zhihu”) after the adoption of ASU 2016-01, offset by a $3.6 million investment loss representing a change in the fair value of Hylink Digital Solution Co., Ltd (“Hylink”).

Note (3): In the second quarter of 2016, the Sohu Group recognized a one-time expense of $27.8 million that was related to a donation by Sogou to Tsinghua University related to setting up a joint research institute focusing on artificial intelligence technology.

Note (4): Before the adoption of ASU 2016-01, the Group recognized an other than temporary impairment loss of $5.8 million in the third quarter of 2017 that was related to Keyeast Co., Ltd. (“Keyeast”), an investment measured as available-for-sale equity securities. The Sohu Group reported the investment at fair value using a market approach based on Keyeast’s stock price on the South Korean stock market. The fair value was continually below its original cost for a twelve-month period ended July 31, 2017. Management considered the decline in the fair value to be other-than-temporary.